CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current assets:
Short-term financing receivables, net of allowance for credit losses	¥ 122,482	¥ 139,427
Accounts receivable and contract assets, net of allowance for credit losses	1,681,127	2,088,478
Current liabilities
Accounts payable	6,328,516	5,843,321
Employee compensation and welfare payable	8,145,779	9,365,512
Customer deposits payable	3,900,564	4,194,828
Income taxes payable	698,568	542,290
Short-term borrowings	290,450	619,000
Lease liabilities current portion	9,368,607	4,972,345
Contract liabilities	4,665,201	3,260,269
Accrued expenses and other current liabilities	5,695,948	4,118,068
Noncurrent liabilities
Deferred tax liabilities	279,341	351,186
Lease liabilities non-current portion	¥ 8,327,113	¥ 6,599,930
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	25,000,000,000	25,000,000,000
Class A ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares	3,571,960,220	3,601,547,279
Ordinary shares, shares outstanding | shares	3,443,860,844	3,561,632,933
Class B ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	885,301,280	885,301,280
Ordinary shares, shares issued | shares	151,354,549	156,426,896
Ordinary shares, shares outstanding | shares	151,354,549	156,426,896
Nonrelated Party
Current assets:
Short-term financing receivables, net of allowance for credit losses	¥ 122,482	¥ 139,427
Related Party
Current liabilities
Amounts due to related parties	430,350	425,685
VIE
Current liabilities
Accounts payable	68,000	62,910
Employee compensation and welfare payable	371,917	386,874
Customer deposits payable	2,540,511	2,915,103
Income taxes payable	35,274	50,383
Short-term borrowings	0	0
Lease liabilities current portion	383	369
Contract liabilities	4,291	5,572
Accrued expenses and other current liabilities	153,102	199,443
Noncurrent liabilities
Deferred tax liabilities	3,788	4,483
Lease liabilities non-current portion	0	23
VIE | Related Party
Current liabilities
Accounts payable	905	822
Amounts due to related parties	¥ 905	¥ 822